Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Transfer of Financial Assets Accounted for as Sales [Line Items]
Trade accounts receivable sold	¥ 73,185	¥ 53,267	¥ 633,190
U.S. Subsidiary | Pictures
Transfer of Financial Assets Accounted for as Sales [Line Items]
Trade accounts receivable sold	¥ 238	2,918	4,237
Deferred proceeds total amount		¥ 30,291	¥ 30,893